Document and Entity Information	0 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 01, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jul. 01, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Dec. 31, 2012
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MPNIX
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MINMX
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MPSTX
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MPPIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:
Trading Symbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Risk/Return:
Trading Symbol	MNYMX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	MNYIX